Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net income	$ 234,493	$ 210,380
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	9	185
Depreciation expense	35,432	31,748
Amortization of intangibles	15,574	13,375
Amortization of government grants	(35)	(33)
Interest on short term investments	(1,094)	(887)
Stock compensation expense	24,974	26,961
Amortization of gain on interest rate hedge	(698)	(696)
Amortization of financing costs	671	408
Deferred taxes	(1,448)	1,579
Changes in assets and liabilities:
Decrease in accounts receivable	4,935	90,205
Increase in unbilled revenue	(73,648)	(47,707)
Decrease/(increase) in other receivables	4,919	(5,560)
Increase in prepayments and other current assets	(8,591)	(2,169)
Increase in other non-current assets	(323)	(1,219)
Decrease in payments on account	(11,567)	(40,389)
Decrease in other current liabilities	(14,422)	2,449
Decrease in other non-current liabilities	(589)	(3,682)
Increase in income taxes payable	2,215	792
Decrease in accounts payable	(3,031)	1,444
Net cash provided by operating activities	207,776	277,184
Cash flows from investing activities:
Purchase of property, plant and equipment	(28,387)	(23,690)
Purchase of subsidiary undertakings	(1,645)	(144,131)
Cash acquired with subsidiary undertaking	0	18,634
Purchase of short term investments	(85,866)	(36,451)
Sale of short term investments	98,857	22,728
Net cash used in investing activities	(17,041)	(162,910)
Cash flows from financing activities:
Financing costs	(823)
Proceeds from exercise of equity compensation	14,930	7,825
Share issue costs	(13)	(13)
Repurchase of ordinary shares	(56,960)	(108,106)
Share repurchase costs	(46)	(86)
Net cash used in financing activities	(42,912)	(100,380)
Effect of exchange rate movements on cash	(4,461)	3,370
Net increase in cash and cash equivalents	143,362	17,264
Cash and cash equivalents at beginning of period	282,859	192,541
Cash and cash equivalents at end of period	$ 426,221	$ 209,805